Taxation (Income Taxes, PRC Withholding Tax on Dividends) (Details) - PRC [Member]	12 Months Ended
Dec. 31, 2017
Withholding Tax on Dividends [Line Items]
Withholding income tax rate on dividends, foreign invested enterprises to foreign holding companies	10.00%
Hong Kong [Member]
Withholding Tax on Dividends [Line Items]
Preferential withholding tax rate on dividends, foreign invested enterprises	5.00%